STOCK-BASED COMPENSATION - Options (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of Options
Balance at beginning (in shares)	159	165
Options exercised (in shares)	(82)	(6)
Balance at ending (in shares)	77	159
Weighted Average Fair Value
Balance at beginning (in dollars per share)	$ 20.30	$ 17.93
Options exercised (in dollars per share)	20.35	17.93
Balance at ending (in dollars per share)	$ 20.23	$ 20.30